NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2021
NET INCOME PER SHARE
NET INCOME PER SHARE

17.    NET INCOME PER SHARE

For the years ended December 31, 2019, the Group has determined that its all classes of convertible redeemable preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. The holders of the Preferred Shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class method of computing net income per share, for ordinary shares and preferred shares according to the participation rights in undistributed earnings. For the years ended December 31, 2020, the Company issued Pre-Funded warrants to purchase 53,600,000 shares of Class A ordinary shares with an exercise price of US$0.00001 that are included in our computation of basic earnings per share. For the years ended December 31, 2021, the investment firm exercised these Pre-Funded warrants which increased 53,599,890 shares of Class A ordinary shares, and 110 shares were retrieved as the consideration of share purchase.

Basic net income per share and diluted net income per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2019,2020 and 2021 as follows:

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	143,159	1,325,523	2,810,210
Denominator:
Weighted average number of ordinary shares outstanding - basic	832,790,329	1,036,865,727	1,200,912,670
Net income per share attributable to ordinary shareholders of the Company - basic	0.17	1.28	2.34
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	143,159	1,325,523	2,810,210
Denominator:
Weighted average number of ordinary shares outstanding - basic	832,790,329	1,036,865,727	1,200,912,670
Dilutive effect of share options and restricted shares units	85,107,097	13,277,287	18,759,838
Weighted average number of ordinary shares outstanding - diluted	917,897,426	1,050,143,014	1,219,672,508
Net income per share attributable to ordinary shareholders of the Company - diluted	0.16	1.26	2.30

For the years ended December 31, 2019, 2020 and 2021, options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net income per share were 3,747,975, 4,800,584 and 357,978 shares on a weighted average basis, respectively.